ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative)																3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 23, 2026 $ / shares shares	Mar. 18, 2026 HKD ($) $ / shares shares	Dec. 17, 2025 HKD ($)	Oct. 16, 2025 $ / shares shares	Aug. 06, 2025 HKD ($) shares	Jul. 10, 2025 HKD ($) shares	Jun. 06, 2025 shares	May 13, 2025 HKD ($) shares	May 06, 2025 HKD ($) shares	May 05, 2025 HKD ($)	Apr. 15, 2025 HKD ($) shares	Oct. 15, 2024 shares	Sep. 23, 2024 HKD ($) $ / shares shares	Jul. 02, 2024 HKD ($)	May 29, 2024 HKD ($) shares	Mar. 31, 2026 HKD ($) $ / shares shares	Dec. 31, 2024 HKD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2024 HKD ($) shares	Mar. 23, 2027 HKD ($)	Jul. 22, 2026 HKD ($)	Jun. 23, 2026 HKD ($)	May 21, 2026 HKD ($)	Apr. 22, 2026 HKD ($)	Mar. 19, 2026 HKD ($)	Feb. 19, 2026 HKD ($)	Feb. 18, 2026 HKD ($)	Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 23, 2025 HKD ($)	Oct. 10, 2025 HKD ($)	Sep. 17, 2025 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 28, 2025 $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 HKD ($) $ / shares shares	Oct. 04, 2024 shares	Apr. 09, 2024 HKD ($)	Jan. 30, 2024 HKD ($)	Jul. 26, 2023 HKD ($)	Feb. 17, 2023 shares
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Total issued share capital									$ 110,000,000	$ 100,000,000
Number of shares issued | shares				20,000					100,000
Number of shares issued, value									$ 100
Consideration								$ 10,000,000	$ 10,000,000									$ 1,289,990	$ 10,000,000
Ordinary shares authorized | shares				21,052,632				9,000																					400,000,000							400,000,000
Common stock shares issued | shares								1,000																					42,105,264							42,105,264
Common stock shares to be issued | shares								20,000
Common stock par value | (per share)				$ 0.0001														$ 0.0001																$ 0.0001	$ 0.0001
Common stock, shares issued | shares				42,105,264
Common stock, shares outstanding | shares				42,105,264
Post Reorganization [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Common stock, shares issued | shares				42,105,264
Common stock, shares outstanding | shares				42,105,264
Common Class B [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ordinary shares authorized | shares																																		90,000,000
Common stock shares issued | shares							5,852,632				4,799,999																							1
Common stock par value | $ / shares																																		$ 0.0001
Number of stock repurchase											$ 4,799,999
Common Class A [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Number of shares issued | shares							5,852,632
Ordinary shares authorized | shares																																		400,000,000
Common stock shares issued | shares											15,200,000																							21,052,632
Common stock par value | $ / shares																																		$ 0.0001
Number of stock repurchase											$ 15,200,000
Number of shares issued on acquition | shares				21,052,632
Mango Fiduciary Limited [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Number of shares issued | shares						100
Number of shares issued, value						$ 1
Mango Financial OFC [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Number of shares issued | shares					100
Number of shares issued, value					$ 1
Cheung Kam Fai [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Contributed additional capital																																								$ 15,000,000
Reduced capital														$ 7,000,000																								$ 8,000,000	$ 15,000,000
Total issued share capital														$ 100,000,000
North Water Investment Group Holdings Limited [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ownership percentage				100.00%																																	100.00%
Investment owned shares | shares																																					1
Mango Financial Limited [Member] | Cheung Kam Fai [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ownership percentage																																									100.00%
Investment owned shares | shares																																									1,000,000
Zhang Jia Ling Co Limited [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ownership percentage																													22.80%
Zhao Xinjie Co Ltd [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ownership percentage																													5.00%
Twenty Two Other Minority Shareholders [Member] | Minimum [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ownership percentage																													0.95%
Twenty Two Other Minority Shareholders [Member] | Maximum [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ownership percentage																													4.74%
Cheung Kam Fai [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ownership percentage																													4.74%
Minority Shareholders [Member] | Minimum [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ownership percentage																													0.95%
Minority Shareholders [Member] | Maximum [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ownership percentage																													5.00%
Cayson Acquisition Corp [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Transaction costs																$ 3,722,527			3,722,528
Deferred offering cost																300,000													$ 300,000
Underwriting fees																1,200,000			1,200,000
Deferred underwriting commission																2,100,000			2,100,000
Other offering cost																422,527			422,528
Cash reimbursement of deferred offering cost																$ 300,000													$ 300,000
Public shares redeem percentage																100.00%													100.00%
Interest to pay dissolution expenses																$ 100,000			100,000
Initial public offering													$ 60,000,000				$ 60,000,000			$ 60,000,000
Continental deposited in Trust Account			$ 600,000																							$ 125,000						$ 600,000
Deposited in trust account																														$ 600,000	$ 600,000
Net tangible assets		$ 5,000,001
Share exercised | shares	2,541,908	2,541,908
Share price | $ / shares	$ 10.83	$ 10.83
Stock options exercised		$ 27,536,647
Operating bank account																64,433													$ 63,670				$ 63,670			$ 465,254
Working capital deficit																$ 1,351,907													$ 1,157,343
Proceeds from loan			$ 600,000
Number of shares issued, value																	132,000
Consideration																	$ 1,450
Ordinary shares authorized | shares																200,000,000													200,000,000							200,000,000
Common stock shares issued | shares																1,830,000													1,830,000							1,830,000
Common stock par value | $ / shares																$ 0.0001													$ 0.0001							$ 0.0001
Cayson Acquisition Corp [Member] | Merger Agreement [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Aggregate principal amount		750,000
Loaned amount		250,000
Cayson Acquisition Corp [Member] | Subsequent Event [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Continental deposited in Trust Account																					$ 125,000						$ 125,000
Net tangible assets		$ 5,000,001
Share exercised | shares		2,541,908
Share price | $ / shares		$ 10.83
Stock options exercised		$ 27,536,646
Additional continental deposited in Trust Account																									$ 125,000
Cayson Acquisition Corp [Member] | Subsequent Event [Member] | Merger Agreement [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Aggregate principal amount																						$ 750,000	$ 750,000	$ 750,000	750,000			$ 750,000
Loaned amount																						$ 125,000	$ 125,000	$ 125,000	$ 125,000			$ 125,000
Cayson Acquisition Corp [Member] | Founder Shares [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Deferred offering cost															$ 25,000
Number of shares issued | shares															1,725,000	1,500,000		1,500,000	1,500,000	1,500,000
IPO [Member] | Cayson Acquisition Corp [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Number of shares issued | shares													6,000,000
Gross proceeds from initial public offering													$ 60,000,000
Sale of units per share | $ / shares													$ 10.00
Underwriting fees													$ 300,000
Deferred underwriting commission													$ 1,200,000
Private Placement [Member] | Cayson Acquisition Corp [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Number of shares issued | shares													230,000			230,000		230,000	230,000	230,000
Sale of units per share | $ / shares													$ 10.00
Over-Allotment Option [Member] | Cayson Acquisition Corp [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Number of shares issued | shares													900,000
Number of shares forfeiture | shares												225,000
Over-Allotment Option [Member] | Cayson Acquisition Corp [Member] | Founder Shares [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Number of shares forfeiture | shares												225,000			225,000